Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands		Common Stock [Member] CNY (¥) shares	Receivables from Stockholder [Member] CNY (¥)	Additional Paid-in Capital [Member] CNY (¥)	Statutory Reserve [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	Retained Earnings [Member] CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2022		¥ 1	¥ (1)	¥ 144,577	¥ 47,478		¥ 741,542		¥ 933,597
Balance, shares at Dec. 31, 2022 | shares		117,647,000
Issuance of ordinary shares	[1]			38,211					38,211
Issuance of ordinary shares, shares | shares		2,229,032
Share-based compensation expense				3,474					3,474
Net income/(loss)							(26,795)		(26,795)
Foreign currency translation						1,838			1,838
Appropriations to statutory reserve					787		(787)
Balance at Dec. 31, 2023		¥ 1	(1)	186,262	48,265	1,838	713,960		950,325
Balance, shares at Dec. 31, 2023 | shares		119,876,032
Share-based compensation expense				8,974					8,974
Net income/(loss)							51,497		51,497
Foreign currency translation						1,939			1,939
Appropriations to statutory reserve					3,497		(3,497)
Cumulative effect of change in accounting principle							332		332
Issuance of shares for exercise of warrants	[1]
Issuance of shares for exercise of warrants, shares | shares		15,842
Vesting of restricted share units	[1]
Vesting of restricted share units, shares | shares		129,088
Balance at Dec. 31, 2024		¥ 1	(1)	195,236	51,762	3,777	762,292		1,013,067
Balance, shares at Dec. 31, 2024 | shares		120,020,962
Issuance of ordinary shares	[1]			7,390					7,390
Issuance of ordinary shares, shares | shares		722,022
Share-based compensation expense				8,650					8,650
Net income/(loss)							(47,532)	$ (6,798)	(47,532)
Foreign currency translation						(5,023)		(718)	(5,023)
Appropriations to statutory reserve					206		(206)
Issuance of shares for exercise of warrants	[1]
Issuance of shares for exercise of warrants, shares | shares		250,000
Vesting of restricted share units	[1]
Vesting of restricted share units, shares | shares		139,774
Issuance of shares for exercise of options	[1]
Issuance of shares for exercise of options, shares | shares		291,096
Balance at Dec. 31, 2025		¥ 1	¥ (1)	¥ 211,276	¥ 51,968	¥ (1,246)	¥ 714,554	$ 139,644	¥ 976,552
Balance, shares at Dec. 31, 2025 | shares		121,423,854

[1]	Represents amount less than RMB 1,000.